Annual Fund Operating Expenses - ALPS Intermediate Municipal Bond ETF - ALPS Intermediate Municipal Bond ETF Shares	Mar. 18, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.44%